Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [table text block]
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2023

Cost	451	11 396	1 184	11 842	24 873

Accumulated depreciation and impairment	-9	-5 903	-27	-8 170	-14 109

Net book value	442	5 493	1 157	3 672	10 764

At January 1, 2023	442	5 493	1 157	3 672	10 764

Costs and accumulated depreciation/impairments on assets related to discontinued operations [1]	-54	-422	-280	-588	-1 344

Impact of acquisitions of businesses		12	1	5	18

Reclassifications		197	-420	223

Additions	1	85	734	245	1 065

Disposals and derecognitions	-16	-261	-20	-63	-360

Depreciation charge		-343		-573	-916

Impairment charge	-3	-36	-10	-57	-106

Reversal of impairment charge	3	9		4	16

Currency translation effects	25	162	44	146	377

At December 31, 2023	398	4 896	1 206	3 014	9 514

At December 31, 2023

Cost	403	10 147	1 213	9 630	21 393

Accumulated depreciation and impairment	-5	-5 251	-7	-6 616	-11 879

Net book value	398	4 896	1 206	3 014	9 514

Commitments for purchases of property, plant and equipment					744

Capitalized borrowing costs					3

[1] Represents the cost of assets and accumulated depreciation/impairments at January 1, 2023, related to the Sandoz business reported as discontinued operations, and the net transfers between discontinued and continuing operations from January 1, 2023 to October 3, 2023. Note 31 provides disclosure of discontinued operations additions, depreciation charge, impairment charge and reversals of impairment change.

The following table summarizes the movements of property, plant and equipment during 2022:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2022

Cost	492	11 819	1 508	13 328	27 147

Accumulated depreciation and impairment	-7	-5 744	-65	-9 786	-15 602

Net book value	485	6 075	1 443	3 542	11 545

At January 1, 2022	485	6 075	1 443	3 542	11 545

Impact of acquisitions of businesses				13	13

Reclassifications		297	-964	667

Additions [1]	3	124	780	312	1 219

Disposals and derecognitions	-28	-49	-33	-45	-155

Depreciation charge [2]		-437		-726	-1 163

Impairment charge [2]	-7	-351	-13	-43	-414

Reversal of impairment charge [2]	1		1	5	7

Currency translation effects	-12	-166	-57	-53	-288

At December 31, 2022	442	5 493	1 157	3 672	10 764

At December 31, 2022

Cost	451	11 396	1 184	11 842	24 873

Accumulated depreciation and impairment	-9	-5 903	-27	-8 170	-14 109

Net book value	442	5 493	1 157	3 672	10 764

Commitments for purchases of property, plant and equipment					549

Capitalized borrowing costs					5

[1] Additions in continuing operations were USD 930 million. Note 31 provides disclosure of discontinued operations additions.
[2] Note 31 provides disclosure of discontinued operations depreciation charge, impairment charge and reversals of impairment charge.

Property, plant and equipment impairment charges and reversals [table text block]
(USD millions)	2023	2022	2021

Depreciation charge	-916	-967	-1 005

Impairment charge	-106	-411	-316

Impairment reversals	16	4	44

[1] Note 31 provides disclosure of discontinued operations depreciation charge, impairment charge and reversals of impairment charge.